Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		84 Months Ended	90 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010	Jun. 30, 2011
Cash flows from operating activities:
Net (loss)	$ (496,804)	$ (308,375)	$ (1,066,066)	$ (82,765)	$ (1,211,475)	$ (1,708,279)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Depreciation and Amortization	559	329	887	0	887	1,446
Change in current assets and liabilities:
Inventory	0	0	0	0	0	0
Deposits	0	0	0	0	0	0
Accounts payable and accrued expenses	(24,225)	239	35,663	0	35,663	11,438
Net cash flows from operating activities	(520,470)	(307,807)	(1,029,516)	(82,765)	(1,174,925)	(1,695,395)
Cash flows from investing activities:
Purchase of fixed assets	0	(6,892)	(6,892)	0	(6,892)	(6,892)
Purchase of Mining Rights	0	(7,111,000)	(7,111,000)	0	(7,111,000)	(7,111,000)
Net cash flows from investing activities	0	(7,117,892)	(7,117,892)	0	(7,117,892)	(7,117,892)
Cash flows from financing activities:
Proceeds from sale of common stock	327,880	6,418,856	8,347,371	50,000	8,483,371	8,811,251
Convertible debenture, net of OID	430,000	0	0	0	0	430,000
Stock subscription payable	0	1,238,000	0	0	0	0
Advances from shareholder	0	(10,000)	(10,000)	10,000	0	0
Proceeds/(Payment) of notes payable	0	290,000	40,000	0	40,000	40,000
Net cash flows from financing activities	757,880	7,936,856	8,377,371	60,000	8,523,371	9,281,251
Net cash flows	237,410	511,157	229,963	(22,765)	230,554	467,964
Cash and equivalents, beginning of period	230,554	591	591	23,356	0	0
Cash and equivalents, end of period	467,964	511,748	230,554	591	230,554	467,964
Supplemental cash flow disclosures:
Cash paid for interest	0	0	1,025	0	0	0
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0